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The Equitable Life Assurance Society of the United States

SUPPLEMENT DATED FEBRUARY 10, 2004 TO THE CURRENT VARIABLE LIFE AND VARIABLE ANNUITY PROSPECTUSES AND SUPPLEMENTS TO PROSPECTUSES
--------------------------------------------------------------------------------

This supplement modifies certain information in the above-referenced Prospectuses, Supplements to Prospectuses and Statements of Additional Information ("SAIs") as previously supplemented (together, the "Prospectus"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. You should keep this supplement with your Prospectus.

The portfolios discussed below are not available in all contracts. As applicable to your contract, please note the following changes:


A.   PORTFOLIO/OPTION NAME CHANGE

Effective January 30, 2004, all references in the Prospectus to the "AXA Rosenberg VIT Value Long/Short Equity Portfolio" are changed to the "Laudus Rosenberg VIT Value Long/Short Equity Portfolio." Accordingly, all references to the "AXA Rosenberg VIT Value Long/Short Equity option" are changed to the "Laudus Rosenberg VIT Value Long/Short Equity option."


B.   ADVISER CHANGE

Effective January 30, 2004, the investment manager to the Laudus Rosenberg VIT Value Long/Short Equity Portfolio (the "Portfolio") is changed from AXA Rosenberg Investment Management LLC to Charles Schwab Investment Management, Inc. AXA Rosenberg Investment Management LLC will continue in its role as the Portfolio's adviser.


C.   ADVISER NAME CHANGE

Effective January 1, 2004, Dresdner RCM Global Investors LLC, one of the advisers to the EQ/Technology Portfolio, AXA Premier VIP Large Cap Growth Portfolio, AXA Premier VIP Technology Portfolio and AXA Premier VIP Health Care Portfolio, respectively, changed its name to RCM Capital Management LLC.


















           The Equitable Life Assurance Society of the United States
                1290 Avenue of the Americas, New York, NY 10104
                                  212-554-1234



Cat. No. 133429 (2/04)
Form No.
EVM 690 (2/04)                                                          x00740